Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Current Investments [Line Items]
Short term investments	$ 204,510	$ 285,855
Securities
Disclosure of Current Investments [Line Items]
Short term investments	17,154	45,544
Investments held in trust account
Disclosure of Current Investments [Line Items]
Short term investments	$ 187,356	$ 240,311